LOANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Following is a summary of the composition of the Company’s loan portfolio at September 30, 2013 and December 31, 2012:
	2013		2012
	Amount	Percent of total	Amount	Percent of total
	(Dollars in thousands)
Real estate loans:
1 to 4 family residential	$34,157	9.78%	$41,017	11.14%
Commercial real estate	174,746	50.06%	186,949	50.82%
Multi-family residential	19,145	5.48%	19,524	5.31%
Construction	51,950	14.88%	48,220	13.11%
Home equity lines of credit (“HELOC”)	32,206	9.23%	34,603	9.41%
Total real estate loans	312,204	89.43%	330,313	89.79%
Other loans:
Commercial and industrial	29,233	8.37%	29,297	7.96%
Loans to individuals	8,047	2.31%	8,615	2.34%
Overdrafts	147	0.04%	119	0.03%
Total other loans	37,427	10.72%	38,031	10.33%
Gross loans	349,631		368,344
Less deferred loan origination fees, net	(544)	(.16)%	(452)	(.12)%
Total loans	349,087	100.00%	367,892	100.00%
Allowance for loan losses	(6,858)		(7,897)
Total loans, net	$342,229		$359,995

The following is a summary of loans at December 31, 2012 and 2011:

	2012		2011
	Amount	Percent of total	Amount	Percent of total
	(dollars in thousands)
Real estate loans:
1 to 4 family residential	$41,017	11.14%	$52,182	12.49%
Commercial real estate	186,949	50.82%	192,047	45.98%
Multi-family residential	19,524	5.31%	23,377	5.60%
Construction	48,220	13.11%	70,846	16.96%
Home equity lines of credit (“HELOC”)	34,603	9.41%	38,702	9.27%
Total real estate loans	330,313	89.79%	377,154	90.30%
Other loans:
Commercial and industrial	29,297	7.96%	33,146	7.94%
Loans to individuals	8,615	2.34%	7,583	1.82%
Overdrafts	119	.03%	88	.02%
Total other loans	38,031	10.33%	40,817	9.78%
Gross loans	368,344		417,971
Less deferred loan origination fees, net	(452)	(.12)%	(347)	(.08)%
Total loans	367,892	100.00%	417,624	100.00%
Allowance for loan losses	(7,897)		(10,034)
Total loans, net	$359,995		$407,590

Past Due Financing Receivables [Table Text Block]
The following tables present an age analysis of past due loans, segregated by class of loans as of September 30, 2013 and December 31, 2012, respectively:
	September 30, 2013
	30+ Days Past Due	Non- Accrual Loans	Total Past Due	Current	Total Loans
	(In thousands)
Commercial and industrial	$—	$137	$137	$29,096	$29,233
Construction	115	1,023	1,138	50,812	51,950
Multi-family residential	—	1,004	1,004	18,141	19,145
Commercial real estate	—	4,350	4,350	170,396	174,746
Loans to individuals & overdrafts	22	7	29	8,165	8,194
1-to-4 family residential	369	847	1,216	32,941	34,157
HELOC	60	773	833	31,373	32,206
Deferred loan (fees) cost, net	—	—	—	—	(544)
	$566	$8,141	$8,707	$340,924	$349,087
There were no loans that were more than 90 days past due and still accruing interest at September 30, 2013.
	December 31, 2012
	30+ Days Past Due	Non- Accrual Loans	Total Past Due	Current	Total Loans
	(In thousands)
Commercial and industrial	$215	$319	$534	$28,763	$29,297
Construction	138	2,298	2,436	45,784	48,220
Multi-family residential	—	1,482	1,482	18,042	19,524
Commercial real estate	241	4,373	4,614	182,335	186,949
Loans to individuals & overdrafts	19	11	30	8,704	8,734
1 to 4 family residential	536	1,061	1,597	39,420	41,017
HELOC	30	582	612	33,991	34,603
Deferred loan (fees) cost, net	—	—	—	—	(452)
	$1,179	$10,126	$11,305	$357,039	$367,892

The following tables present as of December 31, 2012 and 2011 an age analysis of past due loans, segregated by class of loans:

2012	30+ Days Past Due	Non-Accrual Loans	Total Past Due	Current	Total Loans
	(dollars in thousands)
Commercial and industrial	$215	$319	$534	$28,763	$29,297
Construction	138	2,298	2,436	45,784	48,220
Multi-family residential	—	1,482	1,482	18,042	19,524
Commercial real estate	241	4,373	4,614	182,335	186,949
Loans to individuals & overdrafts	19	11	30	8,704	8,734
1 to 4 family residential	536	1,061	1,597	39,420	41,017
HELOC	30	582	612	33,991	34,603
Deferred loan (fees) cost, net					(452)
	$1,179	$10,126	$11,305	$357,039	$367,892

2011	30+ Days Past Due	Non-Accrual Loans	Total Past Due	Current	Total Loans
	(dollars in thousands)
Commercial and industrial	$48	$171	$219	$32,927	$33,146
Construction	568	4,072	4,640	66,206	70,846
Multi-family residential	1,540	—	1,540	21,837	23,377
Commercial real estate	1,013	10,425	11,438	180,609	192,047
Loans to individuals & overdrafts	10	176	186	7,485	7,671
1 to 4 family residential	735	1,875	2,610	49,572	52,182
HELOC	333	904	1,237	37,465	38,702
Deferred loan (fees) cost, net					(347)
	$4,247	$17,623	$21,870	$396,101	$417,624

Schedule of Related Party Transactions [Table Text Block]
A summary of related party loan transactions, in thousands, is as follows:

Balance at January 1, 2012	$14,262
Exposure of directors/executive officers added in 2012	92
Borrowings	3,227
Directors, resigned or retired from board in 2012	(4,066)
Loan repayments	(10,699)
Balance at December 31, 2012	$2,816

Impaired Financing Receivables [Table Text Block]
The following tables present information on loans that were considered to be impaired as of September 30, 2013 and December 31, 2012:

				Three months ended		Nine months ended
	As of September 30, 2013			September 30, 2013		September 30, 2013
		Contractual			Interest Income		Interest Income
		Unpaid		Average	Recognized on	Average	Recognized on
	Recorded	Principal	Related	Recorded	Impaired	Recorded	Impaired
	Investment	Balance	Allowance	Investment	Loans	Investment	Loans
	(In thousands)
With no related allowance recorded:
Commercial and industrial	$628	$822	$-	$644	$27	$543	$31
Construction	1,885	2,137	-	1,787	5	2,006	8
Commercial real estate	3,576	4,798	-	5,494	-	5,297	-
Loans to individuals & overdrafts	1	1	-	1	-	2	-
Multi-family residential	2,395	2,395	-	2,401	-	1,915	-
1 to 4 family residential	3,345	3,686	-	2,955	100	2,877	133
HELOC	775	1,007	-	629	3	552	4
Subtotal:	12,605	14,846	-	13,911	135	13,192	176
With an allowance recorded:
Commercial and industrial	14	14	7	7	-	60	-
Construction	462	540	43	580	10	451	12
Commercial real estate	5,658	5,658	361	3,850	143	4,527	202
Loans to individuals & overdrafts	10	10	2	12	-	17	-
Multi-family residential	-	-	-	-	-	10	-
1 to 4 family residential	765	764	75	1,146	1	967	8
HELOC	154	181	117	352	3	254	3
Subtotal:	7,063	7,167	605	5,947	157	6,286	225
Totals:
Commercial	14,618	16,364	410	14,763	123	14,809	253
Consumer	11	11	2	13	-	19	-
Residential	5,039	5,638	192	5,082	107	4,650	148
Grand Total:	$19,668	$22,013	$605	$19,858	$230	$19,478	$401

				Three months ended		Nine months ended
	As of December 31, 2012			September 30, 2012		September 30, 2012
		Contractual			Interest Income		Interest Income
		Unpaid	Related	Average	Recognized on	Average	Recognized on
	Recorded	Principal	Allowance	Recorded	Impaired	Recorded	Impaired
	Investment	Balance	for Loan Losses	Investment	Loans	Investment	Loans
	(In thousands)
2012:
With no related allowance recorded:
Commercial and industrial	$545	$810	$-	$503	$4	$483	$17
Construction	2,376	2,940	-	2,550	10	2,017	16
Commercial real estate	5,987	6,475	-	11,411	-	10,989	233
Loans to individuals & overdrafts	3	13	-	108	-	153	-
Multi-family residential	1,442	1,442	-	1,492	-	1,516	-
1 to 4 family residential	2,725	2,995	-	1,616	26	1,800	39
HELOC	641	821	-	1,018	-	954	5
Subtotal:	13,719	15,496	-	18,698	40	17,912	310
With an allowance recorded:
Commercial and industrial	65	66	51	108	10	84	10
Construction	266	266	64	733	-	1,631	5
Commercial real estate	4,505	5,474	581	2,492	40	3,165	53
Loans to individuals & overdrafts	21	21	4	22	2	29	2
Multi-family residential	40	40	9	41	-	21	-
1 to 4 family residential	926	926	43	1,503	63	1,129	87
HELOC	179	179	157	128	-	249	3
Subtotal:	6,002	6,972	909	5,027	115	6,308	160
Totals:
Commercial	15,226	17,513	705	19,330	64	19,906	334
Consumer	24	34	4	130	2	182	2
Residential	4,471	4,921	200	4,265	89	4,132	134
Grand Total:	$19,721	$22,468	$909	$23,725	$155	$24,220	$470

The following tables present information on loans that were considered to be impaired as of
December 31, 2012 and December 31, 2011:

				December 31, 2012
		Contractual		Year to Date
		Unpaid	Related	Average	Interest Income
	Recorded	Principal	Allowance	Recorded	Recognized on
	Investment	Balance	for Loan Losses	Investment	Impaired Loans
2012:	(dollars in thousands)
With no related allowance recorded:
Commercial and industrial	$545	$810	$-	$496	$20
Construction	2,376	2,940	-	2,088	20
Commercial real estate	5,987	6,475	-	9,988	195
Loans to individuals & overdrafts	3	13	-	123	-
Multi-family residential	1,442	1,442	-	1,501	-
HELOC	641	821	-	891	6
1 to 4 family residential	2,725	2,995	-	1,985	123

Subtotal:	13,719	15,496	-	17,072	364
With an allowance recorded:
Commercial and industrial	65	66	51	80	5
Construction	266	266	64	1,358	6
Commercial real estate	4,505	5,474	581	3,433	298
Loans to individuals & overdrafts	21	21	4	27	1
Multi-family Residential	40	40	9	25	-
HELOC	179	179	43	235	10
1 to 4 family residential	926	926	157	1,089	56
Subtotal:	6,002	6,972	909	6,247	376
Totals:
Commercial	15,226	17,513	705	18,969	544
Consumer	24	34	4	150	1
Residential	4,471	4,921	200	4,200	195

Grand Total:	$19,721	$22,468	$909	$23,319	$740

				December 31, 2011
		Contractual		Year to Date
		Unpaid		Average	Interest Income
	Recorded	Principal	Related	Recorded	Recognized on
	Investment	Balance	Allowance	Investment	Impaired Loans
2011:	(dollars in thousands)
With no related allowance recorded:
Commercial and industrial	$478	$808	$-	$290	$25
Construction	1,011	1,166	-	1,539	23
Commercial real estate	9,195	10,085	-	7,889	158
Loans to individuals & overdrafts	217	234	-	175	4
Multi-family residential	1,540	1,540	-	1,041	102
1 to 4 family residential	2,100	2,929	-	1,747	33
HELOC	730	824	-	405	-
Subtotal:	15,271	17,586	-	13,086	345
With an allowance recorded:
Commercial and industrial	-	-	-	272	-
Construction	3,365	4,085	674	1,269	4
Commercial real estate	5,039	5,929	498	4,043	71
Loans to individuals & overdrafts	16	16	15	102	1
Multi-family Residential	-	-	-	-	-
1 to 4 family residential	736	774	170	2,000	35
HELOC	408	435	158	320	10
Subtotal:	9,564	11,239	1,515	8,006	121
Totals:
Commercial	20,628	23,613	1,172	16,343	383
Consumer	233	250	15	277	5
Residential	3,974	4,962	328	4,472	78

Grand Total:	$24,835	$28,825	$1,515	$21,092	$466

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The following table presents loans that were modified as troubled debt restructurings (“TDRs”) with a breakdown of the types of concessions made by loan class during the three and nine months ended 2013 and 2012:

	Three months ended September 30, 2013			Nine months ended September 30, 2013
	Number of loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	$—	—	$—	$—
Construction	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	3	276	275	3	276	275
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	3	276	275	3	276	275
Extended payment terms:
Commercial and industrial	—	—	—	4	537	522
Construction	—	—	—	2	134	133
Commercial real estate	—	—	—	1	645	645
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	2	945	933	4	1,084	1,071
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	2	945	933	11	2,400	2,371
Other:
Commercial and industrial	—	—	—	—	—	—
Construction	1	69	68	1	69	68
Commercial real estate	—	—	—	2	2,454	2,433
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	—	—	—	2	135	130
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	1	69	68	5	2,658	2,631
Total	6	$1,290	$1,276	19	$5,334	$5,277

	Three months ended September 30, 2012			Nine months ended September 30, 2012
	Number of loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	$—	—	$—	$—
Construction	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	—	—	—	—	—	—
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	—	—	—	—	—	—
Extended payment terms:
Commercial and industrial	—	—	—	1	116	114
Construction	—	—	—	2	294	286
Commercial real estate	—	—	—	4	1,281	1,128
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	2	100	97	2	100	97
Multi-family residential	1	1,524	1,514	1	1,524	1,515
HELOC	—	—	—	—	—	—
Total	3	1,624	1,611	10	3,315	3,140
Other:
Commercial and industrial	—	—	—	—	—	—
Construction	—	—	—	—	—	—
Commercial real estate	—	—	—	2	849	842
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	1	79	79	5	244	240
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	1	79	79	7	1,093	1,082
Total	4	$1,703	$1,690	17	$4,408	$4,222
As noted in the tables above, there were loans that were considered troubled debt restructurings for reasons other than below market interest rates, extended payment terms or forgiveness of principal. Loans in the “Other” category are those that were renewed at terms that vary from those that the Bank would enter into for new loans of the same type.

The following table presents loans that were modified as TDRs within the past twelve months with a breakdown of the types for which there was a payment default together with concessions made by loan class during the three and nine month period ended September 30, 2013 and 2012:

	Three months ended September 30, 2013		Nine months ended September 30, 2013
	Number of loans	Recorded investment	Number of loans	Recorded investment
(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	—	$—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Extended payment terms:
Commercial and industrial	—	—	2	156
Construction	—	—	2	132
Commercial real estate	—	—
Loans to individuals & overdrafts	—	—
1-to-4 family residential	—	—	1	47
Multi-family residential	—	—
HELOC	—	—
Total	—	—	5	335
Forgiveness of principal:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Other:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	1	161
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	1	161
Total	—	$—	6	$496

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Number of loans	Recorded investment	Number of loans	Recorded investment
(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	—	$—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Extended payment terms:
Commercial and industrial	—	—	1	114
Construction	—	—	2	286
Commercial real estate	—	—	4	1,128
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	2	96	2	96
Multi-family residential	1	1,514	1	1,514
HELOC	—	—	—	—
Total	3	1,610	10	3,138
Forgiveness of principal:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Other:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	2	842
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	1	79	5	241
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	1	79	7	1,083
Total	4	$1,689	17	$4,221

The following table presents loans that were modified as TDRs within the previous twelve months with a breakdown of the types of concessions made by loan class during the twelve months ended December 31, 2012 and 2011:

	Twelve Months Ended December 31, 2012
	Number of loans	Pre-Modification Outstanding Recorded investments	Post-Modification Outstanding Recorded investments
	(dollars in thousands)
Below market interest rate:
Commercial and Industrial	—	$—	$—
Construction	—	—	—
Commercial real estate	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	—	—	—
Total	—	—	—
Extended payment terms:
Commercial and Industrial	1	116	114
Construction	2	294	284
Commercial real estate	4	1,281	863
Multi-family residential	1	1,524	1,514
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	2	100	96
HELOC	—	—	—
Total	10	3,315	2,871
Other:
Commercial and Industrial	—	—	—
Construction	—	—	—
Commercial real estate	2	849	837
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	6	306	301
Total	8	1,155	1,138
Total	18	$4,470	$4,009
As noted in the table above, there were eight loans that were considered troubled debt restructures for reasons other than below market interest rates, extended terms or forgiveness of principal. These loans were renewed at terms that vary from those that the Company would enter into for new loans of this type.

	Twelve Months Ended December 31, 2011
	Number of loans	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded investments
	(dollars in thousands)
Below market interest rate:
Commercial and Industrial	—	$—	$—
Construction	—	—	—
Commercial real estate	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	—	—	—
Total	—	—	—
Extended payment terms:
Commercial and Industrial	1	211	211
Construction	3	3,226	3,226
Commercial real estate	11	6,502	6,473
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	5	456	453
HELOC	—	—	—
Total	20	10,395	10,363
Forgiveness of principal:
Commercial and Industrial	—	—	—
Construction	—	—	—
Commercial real estate	1	938	635
Loans to individuals and overdrafts	—	—	—
Multi-family residential	—	—	—
1 to 4 family residential	—	—	—
HELOC	—	—	—
Total	1	938	635
Total	21	$11,333	$10,998
The following table presents loans that were modified as troubled debt restructurings (“TDRs”) within the previous twelve months for which there was a payment default together with a breakdown of the types of concessions made by loan class during the twelve months ended December 31, 2012 and 2011:

Twelve months ended December 31, 2012
	Number of loans	Recorded investment
(dollars in thousands)
Below market interest rate:
Commercial and Industrial	—	$—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Extended payment terms:
Commercial and Industrial	1	114
Construction	—	—
Commercial real estate	5	2,377
Loans to individuals and overdrafts	—	—
Multi-family residential	—	—
1 to 4 family residential	2	96
HELOC	—	—
Total	8	2,587
Forgiveness of principal:
Commercial and Industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Other:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1-to-4 family residential	—	—
Multi-family residential	—	—
HELOC	—	—
Total	—	—
Total	8	$2,587

Twelve months ended December 31, 2011
	Number of loans	Recorded investment
(dollars in thousands)
Below market interest rate:
Commercial and Industrial	—	$—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Extended payment terms:
Commercial and Industrial	1	211
Construction	1	1,170
Commercial real estate	1	1,472
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	3	2,853
Forgiveness of principal:
Commercial and Industrial	—	—
Construction	—	—
Commercial real estate	1	635
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	1	635
Total	4	$3,488
The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2012 and 2011:

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
	(dollars in thousands)
2012
Below market interest rate	—	$—	—	$—	—	$—	—	$—
Extended payment terms	—	—	7	2,694	1	40	2	137
Forgiveness of principal	—	—	—	—	—	—	—	—
Other	—	—	8	1,138	—	—	—	—
Total	—	$—	15	$3,832	1	$40	2	$137

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
	(dollars in thousands)
2011
Below market interest rate	—	$—	—	$—	—	$—	—	$—
Extended payment terms	—	—	7	1,379	10	6,131	3	2,853
Forgiveness of principal	—	—	—	—	—	—	1	635
Total	—	$—	7	$1,379	10	$6,131	4	$3,488

Schedule Of Types Of Modifications [Table Text Block]
The following table presents loans that were modified as TDRs within the past twelve months with a breakdown of the types for which there was a payment default together with concessions made by loan class during the three and nine month period ended September 30, 2013 and 2012:

	Three months ended September 30, 2013		Nine months ended September 30, 2013
	Number of loans	Recorded investment	Number of loans	Recorded investment
(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	—	$—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Extended payment terms:
Commercial and industrial	—	—	2	156
Construction	—	—	2	132
Commercial real estate	—	—
Loans to individuals & overdrafts	—	—
1-to-4 family residential	—	—	1	47
Multi-family residential	—	—
HELOC	—	—
Total	—	—	5	335
Forgiveness of principal:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Other:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	1	161
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	1	161
Total	—	$—	6	$496

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Number of loans	Recorded investment	Number of loans	Recorded investment
(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	—	$—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Extended payment terms:
Commercial and industrial	—	—	1	114
Construction	—	—	2	286
Commercial real estate	—	—	4	1,128
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	2	96	2	96
Multi-family residential	1	1,514	1	1,514
HELOC	—	—	—	—
Total	3	1,610	10	3,138
Forgiveness of principal:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Other:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	2	842
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	1	79	5	241
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	1	79	7	1,083
Total	4	$1,689	17	$4,221

Financing Receivable Credit Quality Indicators [Table Text Block]
The following tables present information on risk ratings of the commercial and consumer loan portfolios, segregated by loan class as of September 30, 2013 and December 31, 2012, respectively:

September 30, 2013
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
(In thousands)
Superior	$738	$42	$—	$—
Very good	—	—	—	—
Good	5,731	1,009	18,367	6,296
Acceptable	10,405	2,973	67,224	5,178
Acceptable with care	6,464	45,105	62,107	5,275
Special mention	5,173	1,285	19,522	1,392
Substandard	722	1,536	7,526	1,004
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,233	$51,950	$174,746	$19,145

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$28,601	$30,014
Special mention	1,697	1,226
Substandard	3,859	966
	$34,157	$32,206

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$6,678
Non-pass	1,519
$8,197

December 31, 2012
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
(In thousands)
Superior	$296	$49	$—	$—
Very good	7	2	300	—
Good	7,406	715	19,623	—
Acceptable	7,482	3,818	66,716	7,320
Acceptable with care	12,803	37,625	70,895	9,704
Special mention	691	3,233	18,278	1,018
Substandard	612	2,778	11,137	1,482
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,297	$48,220	$186,949	$19,524

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$33,944	$32,347
Special mention	2,839	1,103
Substandard	4,234	1,153
	$41,017	$34,603

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$8,634
Non-pass	100
$8,734

The following tables present information on risk ratings of the commercial and consumer loan portfolios, segregated by loan class as of September 30, 2013 and December 31, 2012, respectively:

September 30, 2013
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
(In thousands)
Superior	$738	$42	$—	$—
Very good	—	—	—	—
Good	5,731	1,009	18,367	6,296
Acceptable	10,405	2,973	67,224	5,178
Acceptable with care	6,464	45,105	62,107	5,275
Special mention	5,173	1,285	19,522	1,392
Substandard	722	1,536	7,526	1,004
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,233	$51,950	$174,746	$19,145

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$28,601	$30,014
Special mention	1,697	1,226
Substandard	3,859	966
	$34,157	$32,206

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$6,678
Non-pass	1,519
$8,197

December 31, 2012
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
(In thousands)
Superior	$296	$49	$—	$—
Very good	7	2	300	—
Good	7,406	715	19,623	—
Acceptable	7,482	3,818	66,716	7,320
Acceptable with care	12,803	37,625	70,895	9,704
Special mention	691	3,233	18,278	1,018
Substandard	612	2,778	11,137	1,482
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,297	$48,220	$186,949	$19,524

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$33,944	$32,347
Special mention	2,839	1,103
Substandard	4,234	1,153
	$41,017	$34,603

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$8,634
Non-pass	100
$8,734

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following tables present a roll forward of the Company’s allowance for loan losses by loan class for the three month and nine month periods ended September 30, 2013 and September 30, 2012, respectively:

	Three months ended September 30, 2013
Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1-to-4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
	(In thousands)
Balance, beginning of period 6/30/2013	$250	$608	$4,585	$1,045	$610	$62	$58	$7,218
Provision (recovery) for loan losses	(58)	(56)	218	(428)	153	14	28	(129)
Loans charged-off	(1)	(28)	(206)	(188)	(192)	(21)	—	(636)
Recoveries	13	22	24	352	(14)	8	—	405
Balance, end of period 9/30/2013	$204	$546	$4,621	$781	$557	$63	$86	$6,858
Ending balance: individually evaluated for impairment	$7	$43	$361	$75	$117	$2	$—	$605
Ending balance: collectively evaluated for impairment	$197	$503	$4,260	$706	$440	$61	$86	$6,253
Loans:
Ending balance	$29,233	$51,950	$174,746	$34,157	$32,206	$8,194	$19,145	$349,631
Ending balance: individually evaluated for impairment	$642	$2,349	$9,233	$4,110	$930	$11	$2,395	$19,668
Ending balance: collectively evaluated for impairment	$28,591	$49,603	$165,513	$30,047	$31,276	$8,183	$16,750	$329,963

	Nine months ended September 30, 2013
Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1-to-4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
	(In thousands)
Balance, beginning of period 1/1/2013	$278	$798	$4,946	$1,070	$627	$72	$106	$7,897
Provision (recovery) for loan losses	16	(246)	(36)	(353)	99	(65)	(20)	(605)
Loans charged-off	(130)	(28)	(385)	(309)	(231)	(65)	—	(1,148)
Recoveries	40	22	96	373	62	121	—	714
Balance, end of period 9/30/2013	$204	$546	$4,621	$781	$557	$63	$86	$6,858
Ending balance: individually evaluated for impairment	$7	$43	$361	$75	$117	$2	$—	$605
Ending balance: collectively evaluated for impairment	$197	$503	$4,260	$706	$440	$61	$86	$6,253

	Three months ended September 30, 2012
Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1-to-4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
	(In thousands)
Balance, beginning of period 6/30/2012	$386	$482	$5,228	$1,314	$897	$80	$123	$8,510
Provision (recovery) for loan losses	31	664	(192)	(166)	(150)	(6)	8	189
Loans charged-off	(7)	(187)	(50)	(63)	(83)	(8)	—	(398)
Recoveries	13	3	120	91	51	9	—	287
Balance, end of period 9/30/2012	$423	$962	$5,106	$1,176	$715	$75	$131	$8,588
Ending balance: individually evaluated for impairment	$124	$60	$532	$328	$16	$5	$9	$1,074
Ending balance: collectively evaluated for impairment	$299	$902	$4,574	$848	$699	$70	$122	$7,514
Loans:
Ending balance	$33,175	$51,443	$189,598	$47,076	$34,988	$8,946	$21,296	$386,522
Ending balance: individually evaluated for impairment	$703	$3,061	$13,273	$3,744	$774	$124	$1,515	$23,194
Ending balance: collectively evaluated for impairment	$32,472	$48,382	$176,325	$43,332	$34,214	$8,822	$19,781	$363,328

	Nine months ended September 30, 2012
Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1-to-4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
	(In thousands)
Balance, beginning of period 1/1/2012	$719	$1,540	$4,771	$1,661	$1,122	$94	$127	$10,034
Provision (recovery) for loan losses	(2,925)	(247)	1,165	(535)	(16)	(43)	4	(2,597)
Loans charged-off	(58)	(645)	(1,031)	(162)	(459)	(62)	—	(2,417)
Recoveries	2,687	314	201	212	68	86	—	3,568
Balance, end of period 9/30/2012	$423	$962	$5,106	$1,176	$715	$75	$131	$8,588
Ending balance: individually evaluated for impairment	$124	$60	$532	$328	$16	$5	$9	$1,074
Ending balance: collectively evaluated for impairment	$299	$902	$4,574	$848	$699	$70	$122	$7,514
Loans:
Ending balance	$33,175	$51,443	$189,598	$47,076	$34,988	$8,946	$21,296	$386,522
Ending balance: individually evaluated for impairment	$703	$3,061	$13,273	$3,744	$774	$124	$1,515	$23,194
Ending balance: collectively evaluated for impairment	$32,472	$48,382	$176,325	$43,332	$34,214	$8,822	$19,781	$363,328

The following tables present a roll forward of the Company’s allowance for loan losses by loan segment for the twelve month periods ended December 31, 2012 and 2011, respectively (in thousands):

2012 Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1 to 4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
Balance, beginning of period 01/01/2012	$719	$1,540	$4,771	$1,661	$1,122	$94	$127	$10,034
Provision for loan losses	(2,962)	(339)	1,468	(591)	(110)	(42)	(21)	(2,597)
Loans charged-off	(193)	(720)	(1,580)	(232)	(459)	(70)	—	(3,254)
Recoveries	2,714	317	287	232	74	90	—	3,714
Balance, end of period 12/31/2012	$278	$798	$4,946	$1,070	627	$72	$106	$7,897
Ending Balance: individually evaluated for impairment	$51	$64	$581	$157	$43	$4	$9	$909
Ending Balance: collectively evaluated for impairment	$227	$734	$4,365	$913	$584	$68	$97	$6,988
Loans:
Ending Balance	$29,297	$48,220	$186,949	$41,017	$34,603	$8,734	$19,524	$368,344
Ending Balance: individually evaluated for impairment	$611	$2,642	$10,492	$3,651	$819	$24	$1,482	$19,721
Ending Balance: collectively evaluated for impairment	$28,686	$45,578	$176,457	$37,366	$33,784	$8,710	$18,042	$348,623

2011 Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1 to 4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
Balance, beginning of period 01/01/2011	$1,052	$349	$3,111	$1,900	$1,433	$1,530	$640	$10,015
Provision for loan losses	18	2,172	4,570	1,026	298	(1,353)	(513)	6,218
Loans charged-off	(4,116)	(993)	(2,970)	(1,512)	(661)	(170)	—	(10,422)
Recoveries	3,765	12	60	247	52	87	—	4,223
Balance, end of period 12/31/2011	$719	$1,540	$4,771	$1,661	$1,122	$94	$127	$10,034
Ending Balance: individually evaluated for impairment	$—	$674	$498	$170	$158	$15	$—	$1,515
Ending Balance: collectively evaluated for impairment	$719	$866	$4,273	$1,491	$964	$79	$127	$8,519
Loans:
Ending Balance	$33,146	$70,846	$192,047	$52,182	$38,702	$7,671	$23,377	$417,971
Ending Balance: individually evaluated for impairment	$478	$4,376	$14,234	$2,836	$1,138	$233	$1,540	$24,835
Ending Balance: collectively evaluated for impairment	$32,668	$66,470	$177,813	$49,346	$37,564	$7,438	$21,837	$393,136